Finance Costs - Summary of Finance Costs (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Interest on short-term deposits received (note 33(a))	¥ 142	¥ 21	¥ 7
Interest on bonds		187	228
Others	2	2
Finance costs	¥ 144	¥ 210	¥ 235